Securitizations and Variable Interest Entities- Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 investment	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Investment Management funds	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Investment Management funds	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Securitizations	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Securitizations
Variable Interest Entity [Line Items]
Number of securitizations assessed for consolidation (investments)	2
Available-for-sale		$ 487	$ 499	$ 0	$ 0	$ 487	$ 499
Trading assets		10,397	10,961	10,397	10,961	0	0
Other assets		875	520	875	520	0	0
Subtotal assets of consolidated investment management funds, at fair value		11,759	11,980	11,272	11,481	487	499
Trading liabilities		10,085	10,152	10,085	10,152	0	0
Other liabilities		484	490	46	29	438	461
Fair value of liabilities		10,569	10,642	10,131	10,181	438	461
Nonredeemable noncontrolling interests of consolidated investment management funds		$ 783	$ 833	$ 783	$ 833	$ 0	$ 0